Guarantor Information (Tables)	3 Months Ended		6 Months Ended
	Jul. 02, 2011	Jun. 26, 2010	Jul. 02, 2011	Jun. 26, 2010	Dec. 25, 2010
Guarantor Information [Abstract]
Condensed Consolidating Balance Sheet [Text Block]
Consolidating Balance Sheet

	July 2, 2011
(In millions)	Parent	Guarantor	Non-Guarantors	Eliminations	Total
ASSETS
Cash and cash equivalents	$—	$4.5	$111.6	$—	$116.1
Accounts receivable, net	—	—	203.1	—	203.1
Inventories	—	—	325.9	—	325.9
Deferred income tax benefits, net	—	27.9	51.7	(3.2)	76.4
Non-trade amounts receivable, net	9.4	3.2	25.9	—	38.5
Intercompany receivables	1,139.5	2,697.0	747.9	(4,584.4)	—
Prepaid expenses and other current assets	0.6	2.5	28.6	—	31.7
Total current assets	1,149.5	2,735.1	1,494.7	(4,587.6)	791.7

Deferred income tax benefits, net	76.6	141.2	178.3	—	396.1
Property, plant and equipment, net	—	21.8	246.6	—	268.4
Long-term receivables, net	—	0.1	26.1	—	26.2
Trademarks and tradenames	—	—	177.0	—	177.0
Other intangible assets, net	—	—	9.2	—	9.2
Goodwill	—	2.9	291.5	—	294.4
Investments in subsidiaries	2,692.1	1,739.2	—	(4,431.3)	—
Intercompany notes receivable	61.5	560.4	1,526.4	(2,148.3)	—
Other assets, net	16.4	8.6	33.8	(19.0)	39.8
Total assets	$3,996.1	$5,209.3	$3,983.6	$(11,186.2)	$2,002.8

LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	$—	$—	$130.8	$—	$130.8
Short-term borrowings and current portion of long-term debt and capital lease obligations	—	—	2.3	—	2.3
Intercompany payables	2,228.1	1,871.0	485.3	(4,584.4)	—
Accrued liabilities	59.2	14.9	307.0	(14.6)	366.5
Total current liabilities	2,287.3	1,885.9	925.4	(4,599.0)	499.6

Long-term debt and capital lease obligations	396.0	—	22.2	—	418.2
Intercompany notes payable	466.7	1,059.7	621.9	(2,148.3)	—
Other liabilities	27.3	22.7	223.8	(7.6)	266.2

Shareholders' equity	818.8	2,241.0	2,190.3	(4,431.3)	818.8
Total liabilities and shareholders' equity	$3,996.1	$5,209.3	$3,983.6	$(11,186.2)	$2,002.8

Consolidating Balance Sheet

	July 2, 2011
(In millions)	Parent	Guarantor	Non-Guarantors	Eliminations	Total
ASSETS
Cash and cash equivalents	$—	$4.5	$111.6	$—	$116.1
Accounts receivable, net	—	—	203.1	—	203.1
Inventories	—	—	325.9	—	325.9
Deferred income tax benefits, net	—	27.9	51.7	(3.2)	76.4
Non-trade amounts receivable, net	9.4	3.2	25.9	—	38.5
Intercompany receivables	1,139.5	2,697.0	747.9	(4,584.4)	—
Prepaid expenses and other current assets	0.6	2.5	28.6	—	31.7
Total current assets	1,149.5	2,735.1	1,494.7	(4,587.6)	791.7

Deferred income tax benefits, net	76.6	141.2	178.3	—	396.1
Property, plant and equipment, net	—	21.8	246.6	—	268.4
Long-term receivables, net	—	0.1	26.1	—	26.2
Trademarks and tradenames	—	—	177.0	—	177.0
Other intangible assets, net	—	—	9.2	—	9.2
Goodwill	—	2.9	291.5	—	294.4
Investments in subsidiaries	2,692.1	1,739.2	—	(4,431.3)	—
Intercompany notes receivable	61.5	560.4	1,526.4	(2,148.3)	—
Other assets, net	16.4	8.6	33.8	(19.0)	39.8
Total assets	$3,996.1	$5,209.3	$3,983.6	$(11,186.2)	$2,002.8

LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	$—	$—	$130.8	$—	$130.8
Short-term borrowings and current portion of long-term debt and capital lease obligations	—	—	2.3	—	2.3
Intercompany payables	2,228.1	1,871.0	485.3	(4,584.4)	—
Accrued liabilities	59.2	14.9	307.0	(14.6)	366.5
Total current liabilities	2,287.3	1,885.9	925.4	(4,599.0)	499.6

Long-term debt and capital lease obligations	396.0	—	22.2	—	418.2
Intercompany notes payable	466.7	1,059.7	621.9	(2,148.3)	—
Other liabilities	27.3	22.7	223.8	(7.6)	266.2

Shareholders' equity	818.8	2,241.0	2,190.3	(4,431.3)	818.8
Total liabilities and shareholders' equity	$3,996.1	$5,209.3	$3,983.6	$(11,186.2)	$2,002.8

Consolidating Balance Sheet

	December 25, 2010
(In millions)	Parent	Guarantor	Non-Guarantors	Eliminations	Total
ASSETS
Cash and cash equivalents	$20.0	$52.2	$176.5	$—	$248.7
Accounts receivable, net	—	—	181.9	—	181.9
Inventories	—	—	279.1	—	279.1
Deferred income tax benefits, net	58.5	—	60.0	(40.0)	78.5
Non-trade amounts receivable, net	—	0.7	38.7	—	39.4
Intercompany receivables	693.7	2,370.2	776.9	(3,840.8)	—
Prepaid expenses and other current assets	1.2	2.0	18.4	—	21.6
Total current assets	773.4	2,425.1	1,531.5	(3,880.8)	849.2

Deferred income tax benefits, net	53.8	187.8	150.3	(0.6)	391.3
Property, plant and equipment, net	—	21.1	236.9	—	258.0
Long-term receivables, net	—	0.1	22.7	—	22.8
Trademarks and tradenames	—	—	170.2	—	170.2
Other intangible assets, net	—	—	10.2	—	10.2
Goodwill	—	2.9	281.2	—	284.1
Investment in subsidiaries	2,495.5	1,592.2	—	(4,087.7)	—
Intercompany notes receivable	239.5	518.9	1,538.3	(2,296.7)	—
Other assets, net	54.7	7.8	29.2	(61.7)	30.0
Total assets	$3,616.9	$4,755.9	$3,970.5	$(10,327.5)	$2,015.8

LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	$—	$—	$153.1	$—	$153.1
Short-term borrowings and current portion of long-term debt and capital lease obligations	—	—	1.9	—	1.9
Intercompany payables	1,967.0	1,462.1	411.7	(3,840.8)	—
Accrued liabilities	24.0	119.7	295.9	(94.2)	345.4
Total current liabilities	1,991.0	1,581.8	862.6	(3,935.0)	500.4

Long-term debt and capital lease obligations	405.0	—	21.8	—	426.8
Intercompany notes payable	385.1	1,153.1	758.5	(2,296.7)	—
Other liabilities	46.0	19.1	241.8	(8.1)	298.8

Shareholders' equity	789.8	2,001.9	2,085.8	(4,087.7)	789.8
Total liabilities and shareholders' equity	$3,616.9	$4,755.9	$3,970.5	$(10,327.5)	$2,015.8

Consolidating Statement of Income [Text Block]
Consolidating Statement of Income

	13 Weeks Ended July 2, 2011
(In millions)	Parent	Guarantor	Non-Guarantors	Eliminations	Total

Net sales	$—	$—	$670.4	$(0.5)	$669.9
Other revenue	—	16.4	3.0	(19.4)	—
Cost of products sold	—	3.0	236.5	(19.9)	219.6
Gross margin	—	13.4	436.9	—	450.3

Delivery, sales and administrative expense	3.4	13.1	327.7	—	344.2
Re-engineering and impairment charges	—	—	1.1	—	1.1
Gains on disposal of assets including insurance recoveries, net	—	—	0.7	—	0.7
Operating (loss) income	(3.4)	0.3	108.8	—	105.7

Interest income	0.4	8.6	3.7	(11.9)	0.8
Interest expense	26.1	3.4	8.0	(11.9)	25.6
Income from equity investments in subsidiaries	83.8	79.3	—	(163.1)	—
Other income	—	—	0.2	—	0.2
Income before income taxes	54.7	84.8	104.7	(163.1)	81.1
Provision for income taxes	(10.4)	1.2	25.2	—	16.0
Net income	$65.1	$83.6	$79.5	$(163.1)	$65.1

Consolidating Statement of Income

	13 Weeks Ended June 26, 2010
(In millions)	Parent	Guarantor	Non-Guarantors	Eliminations	Total

Net sales	$—	$—	$566.3	$(1.2)	$565.1
Other revenue	—	14.4	3.8	(18.2)	—
Cost of products sold	—	3.8	197.2	(19.4)	181.6
Gross margin	—	10.6	372.9	—	383.5

Delivery, sales and administrative expense	2.6	17.2	281.6	—	301.4
Re-engineering and impairment charges	—	—	2.0	—	2.0
Operating (loss) income	(2.6)	(6.6)	89.3	—	80.1

Interest income	0.6	7.9	1.7	(9.5)	0.7
Interest expense	6.7	2.5	7.4	(9.5)	7.1
Income from equity investments in subsidiaries	63.5	69.8	—	(133.3)	—
Income before income taxes	54.8	68.6	83.6	(133.3)	73.7
Provision for income taxes	(3.1)	4.7	14.2	—	15.8
Net income	$57.9	$63.9	$69.4	$(133.3)	$57.9

Consolidating Statement of Income

	27 Weeks Ended July 2, 2011
(In millions)	Parent	Guarantor	Non-Guarantors	Eliminations	Total

Net sales	$—	$—	$1,307.9	$(1.6)	$1,306.3
Other revenue	—	56.8	6.5	(63.3)	—
Cost of products sold	—	6.5	492.9	(64.9)	434.5
Gross margin	—	50.3	821.5	—	871.8

Delivery, sales and administrative expense	7.1	31.6	644.9	—	683.6
Re-engineering and impairment charges	—	—	2.5	—	2.5
Gains on disposal of assets including insurance recoveries, net	—	—	0.7	—	0.7
Operating (loss) income	(7.1)	18.7	174.8	—	186.4

Interest income	0.9	17.5	5.8	(22.5)	1.7
Interest expense	32.8	6.9	15.9	(22.5)	33.1
Income from equity investments in subsidiaries	146.0	131.8	—	(277.8)	—
Other income	—	—	0.1	—	0.1
Income before income taxes	107.0	161.1	164.8	(277.8)	155.1
Provision for income taxes	(13.9)	18.1	30.0	—	34.2
Net income	$120.9	$143.0	$134.8	$(277.8)	$120.9

Consolidating Statement of Income

	26 Weeks Ended June 26, 2010
(In millions)	Parent	Guarantor	Non-Guarantors	Eliminations	Total

Net sales	$—	$—	$1,123.4	$(1.2)	$1,122.2
Other revenue	—	23.0	7.7	(30.7)	—
Cost of products sold	—	7.7	390.0	(31.9)	365.8
Gross margin	—	15.3	741.1	—	756.4

Delivery, sales and administrative expense	5.4	27.3	569.4	—	602.1
Re-engineering and impairment charges	—	—	3.6	—	3.6
Operating (loss) income	(5.4)	(12.0)	168.1	—	150.7

Interest income	1.2	16.7	3.2	(20.0)	1.1
Interest expense	13.9	5.0	15.6	(20.0)	14.5
Income from equity investments in subsidiaries	116.5	127.8	—	(244.3)	—
Other expense	—	0.2	0.4	—	0.6
Income before income taxes	98.4	127.3	155.3	(244.3)	136.7
Provision for income taxes	(6.6)	9.8	28.5	—	31.7
Net income	$105.0	$117.5	$126.8	$(244.3)	$105.0

Condensed Consolidating Statement of Cash Flows [Text Block]
Condensed Consolidating Statement of Cash Flows

	27 Weeks Ended July 2, 2011
(In millions)	Parent	Guarantor	Non-Guarantors	Eliminations	Total
Operating Activities:
Net cash provided by (used in) operating activities	$(118.1)	$87.0	$98.5	$(17.8)	$49.6

Investing Activities:
Capital expenditures	—	(3.2)	(22.5)	—	(25.7)
Proceeds from disposal of property, plant and equipment	—	—	2.6	—	2.6
Net cash used in investing activities	—	(3.2)	(19.9)	—	(23.1)

Financing Activities:
Dividend payments to shareholders	(37.6)	—	—	—	(37.6)
Dividend payments to parent	—	—	(12.0)	12.0	—
Net proceeds from issuance of senior notes	393.3	—	—	—	393.3
Proceeds from exercise of stock options	13.9	—	—	—	13.9
Repurchase of common stock	(130.8)	—	—	—	(130.8)
Repayment of long-term debt and capital lease obligations	(405.0)	—	(1.4)	—	(406.4)
Net change in short-term debt	—	—	0.1	—	0.1
Debt issuance costs	(2.9)	—	—	—	(2.9)
Excess tax benefits from share-based payment arrangements	7.6	—	—	—	7.6
Net intercompany notes (receivables) payables	259.6	(131.5)	(133.9)	5.8	—
Net cash (used in) provided by financing activities	98.1	(131.5)	(147.2)	17.8	(162.8)
Effect of exchange rate changes on cash and cash equivalents	—	—	3.7	—	3.7
Net change in cash and cash equivalents	(20.0)	(47.7)	(64.9)	—	(132.6)
Cash and cash equivalents at beginning of year	20.0	52.2	176.5	—	248.7
Cash and cash equivalents at end of period	$—	$4.5	$111.6	$—	$116.1

Condensed Consolidating Statement of Cash Flows

	26 Weeks Ended June 26, 2010
(In millions)	Parent	Guarantor	Non-Guarantors	Eliminations	Total
Operating Activities:
Net cash provided by (used in) operating activities	$135.8	$(162.2)	$113.4	$(2.3)	$84.7

Investing Activities:
Capital expenditures	—	(2.5)	(17.8)	—	(20.3)
Proceeds from disposal of property, plant and equipment	—	—	1.6	—	1.6
Net cash used in investing activities	—	(2.5)	(16.2)	—	(18.7)

Financing Activities:
Dividend payments to shareholders	(31.5)	—	—	—	(31.5)
Dividend payments to parent	—	—	(7.6)	7.6	—
Proceeds from exercise of stock options	9.0	—	—	—	9.0
Repurchase of common stock	(26.5)	—	—	—	(26.5)
Repayment of long-term debt and capital lease obligations	—	—	(0.9)	—	(0.9)
Excess tax benefits from share-based payment arrangements	4.1	—	—	—	4.1
Net intercompany notes (receivables) payables	(90.9)	169.0	(72.8)	(5.3)	—
Net cash (used in) provided by financing activities	(135.8)	169.0	(81.3)	2.3	(45.8)
Effect of exchange rate changes on cash and cash equivalents	—	(8.7)	(2.6)	—	(11.3)
Net change in cash and cash equivalents	—	(4.4)	13.3	—	8.9
Cash and cash equivalents at beginning of year	—	9.4	103.0	—	112.4
Cash and cash equivalents at end of period	$—	$5.0	$116.3	$—	$121.3